Note 15 - Income Taxes (Details) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Income Tax Reconciliation [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%
Statutory income tax recovery	CAD (2,347,222)	CAD (2,688,048)	CAD (1,970,643)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	488,769	640,481	164,723
Change in valuation allowance	2,128,819	2,683,775	1,804,406
Investment tax credit	0	0	(168,591)
Financing costs booked to equity	(269,715)	281,063	23,348
FCR Election	0	0	253,856
Difference in foreign tax rates	(651)	0	0
True up of tax returns	0	(356,095)	(15,991)
Tax loss expired, etc	0	950	463,300
Income Tax Expense/Benefit	CAD 0	CAD 0	CAD 0